Operating Leases - Supplemental Cash Flow Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Supplemental disclosure of cash flow information
Operating cash flows from operating leases	¥ 294,069	¥ 348,672
Right-of-use assets obtained in exchange for lease liabilities: Operating leases	312,574	291,000
Right-of-use assets decreased (increased) due to operating lease modifications: Operating leases	55,391	¥ 44,797
Right-of-use assets decreased due to disposal of subsidiary: Operating Leases	¥ 80,923